Distribution Date:	05/17/22	Wells Fargo Commercial Mortgage Trust 2016-C32
Determination Date:	05/11/22
Next Distribution Date:	06/17/22
Record Date:	04/29/22	Commercial Mortgage Pass-Through Certificates
Series 2016-C32

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Kathleen Luzik	(703) 302-1902
Mortgage Loan Detail (Part 1)	13-16		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	17-20	Special Servicer	Rialto Capital Advisors, LLC
Principal Prepayment Detail	21		General	(305) 229-6465
Historical Detail	22		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Delinquency Loan Detail	23	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	24		Don Simon	(203) 660-6100
Specially Serviced Loan Detail - Part 1	25		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Specially Serviced Loan Detail - Part 2	26	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	27		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Historical Liquidated Loan Detail	28				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	29
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	30
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	31
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989YAW3	1.577000%	40,045,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989YAX1	2.696000%	45,913,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989YAY9	3.294000%	160,000,000.00	145,237,470.61	0.00	398,676.86	0.00	0.00	398,676.86	145,237,470.61	34.49%	30.00%
A-4	94989YAZ6	3.560000%	284,738,000.00	284,738,000.00	0.00	844,722.73	0.00	0.00	844,722.73	284,738,000.00	34.49%	30.00%
A-SB	94989YBA0	3.324000%	66,289,000.00	50,060,709.22	1,130,399.47	138,668.16	0.00	0.00	1,269,067.63	48,930,309.75	34.49%	30.00%
A-3FX	94989YBJ1	3.424000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FL	94989YBG7	1.974140%	75,000,000.00	68,080,064.35	0.00	108,266.33	0.00	0.00	108,266.33	68,080,064.35	34.49%	30.00%
A-S	94989YBB8	3.952000%	77,999,000.00	77,999,000.00	0.00	256,876.71	0.00	0.00	256,876.71	77,999,000.00	25.15%	21.88%
B	94989YBE2	4.723049%	64,798,000.00	64,798,000.00	0.00	255,036.79	0.00	0.00	255,036.79	64,798,000.00	17.38%	15.13%
C	94989YBF9	4.723049%	34,800,000.00	34,800,000.00	0.00	136,968.43	0.00	0.00	136,968.43	34,800,000.00	13.22%	11.50%
D	94989YAJ2	3.788000%	38,399,000.00	38,399,000.00	0.00	121,212.84	0.00	0.00	121,212.84	38,399,000.00	8.62%	7.50%
E	94989YAL7	2.955000%	23,999,000.00	23,999,000.00	0.00	59,097.54	0.00	0.00	59,097.54	23,999,000.00	5.74%	5.00%
F	94989YAN3	2.955000%	12,000,000.00	12,000,000.00	0.00	29,550.00	0.00	0.00	29,550.00	12,000,000.00	4.31%	3.75%
G*	94989YAQ6	2.955000%	35,999,761.00	35,952,666.16	0.00	75,729.65	0.00	0.00	75,729.65	35,952,666.16	0.00%	0.00%
V	94989YAS2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94989YAU7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			959,979,763.01	836,063,910.34	1,130,399.47	2,424,806.04	0.00	0.00	3,555,205.51	834,933,510.87

X-A	94989YBC6	1.209575%	749,984,000.00	626,115,244.18	0.00	631,111.36	0.00	0.00	631,111.36	624,984,844.71
X-D	94989YAA1	0.935049%	38,399,000.00	38,399,000.00	0.00	29,920.80	0.00	0.00	29,920.80	38,399,000.00
X-E	94989YAC7	1.768049%	23,999,000.00	23,999,000.00	0.00	35,359.51	0.00	0.00	35,359.51	23,999,000.00
X-F	94989YAE3	1.768049%	12,000,000.00	12,000,000.00	0.00	17,680.49	0.00	0.00	17,680.49	12,000,000.00
X-G	94989YAG8	1.768049%	35,999,761.00	35,952,666.16	0.00	52,971.74	0.00	0.00	52,971.74	35,952,666.16
Notional SubTotal			860,381,761.00	736,465,910.34	0.00	767,043.90	0.00	0.00	767,043.90	735,335,510.87

Deal Distribution Total					1,130,399.47	3,191,849.94	0.00	0.00	4,322,249.41

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989YAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989YAX1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989YAY9	907.73419131	0.00000000	2.49173038	0.00000000	0.00000000	0.00000000	0.00000000	2.49173038	907.73419131
A-4	94989YAZ6	1,000.00000000	0.00000000	2.96666665	0.00000000	0.00000000	0.00000000	0.00000000	2.96666665	1,000.00000000
A-SB	94989YBA0	755.18878275	17.05259500	2.09187286	0.00000000	0.00000000	0.00000000	0.00000000	19.14446786	738.13618775
A-3FX	94989YBJ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FL	94989YBG7	907.73419133	0.00000000	1.44355107	0.00000000	0.00000000	0.00000000	0.00000000	1.44355107	907.73419133
A-S	94989YBB8	1,000.00000000	0.00000000	3.29333338	0.00000000	0.00000000	0.00000000	0.00000000	3.29333338	1,000.00000000
B	94989YBE2	1,000.00000000	0.00000000	3.93587441	0.00000000	0.00000000	0.00000000	0.00000000	3.93587441	1,000.00000000
C	94989YBF9	1,000.00000000	0.00000000	3.93587443	0.00000000	0.00000000	0.00000000	0.00000000	3.93587443	1,000.00000000
D	94989YAJ2	1,000.00000000	0.00000000	3.15666658	0.00000000	0.00000000	0.00000000	0.00000000	3.15666658	1,000.00000000
E	94989YAL7	1,000.00000000	0.00000000	2.46250010	0.00000000	0.00000000	0.00000000	0.00000000	2.46250010	1,000.00000000
F	94989YAN3	1,000.00000000	0.00000000	2.46250000	0.00000000	0.00000000	0.00000000	0.00000000	2.46250000	1,000.00000000
G	94989YAQ6	998.69180132	0.00000000	2.10361535	0.35566319	7.32528697	0.00000000	0.00000000	2.10361535	998.69180132
V	94989YAS2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94989YAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989YBC6	834.83813545	0.00000000	0.84149977	0.00000000	0.00000000	0.00000000	0.00000000	0.84149977	833.33090401
X-D	94989YAA1	1,000.00000000	0.00000000	0.77920779	0.00000000	0.00000000	0.00000000	0.00000000	0.77920779	1,000.00000000
X-E	94989YAC7	1,000.00000000	0.00000000	1.47337431	0.00000000	0.00000000	0.00000000	0.00000000	1.47337431	1,000.00000000
X-F	94989YAE3	1,000.00000000	0.00000000	1.47337417	0.00000000	0.00000000	0.00000000	0.00000000	1.47337417	1,000.00000000
X-G	94989YAG8	998.69180132	0.00000000	1.47144699	0.00000000	0.00000000	0.00000000	0.00000000	1.47144699	998.69180132

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	04/01/22 - 04/30/22	30	0.00	398,676.86	0.00	398,676.86	0.00	0.00	0.00	398,676.86	0.00
A-4	04/01/22 - 04/30/22	30	0.00	844,722.73	0.00	844,722.73	0.00	0.00	0.00	844,722.73	0.00
A-SB	04/01/22 - 04/30/22	30	0.00	138,668.16	0.00	138,668.16	0.00	0.00	0.00	138,668.16	0.00
X-A	04/01/22 - 04/30/22	30	0.00	631,111.36	0.00	631,111.36	0.00	0.00	0.00	631,111.36	0.00
X-D	04/01/22 - 04/30/22	30	0.00	29,920.80	0.00	29,920.80	0.00	0.00	0.00	29,920.80	0.00
X-E	04/01/22 - 04/30/22	30	0.00	35,359.51	0.00	35,359.51	0.00	0.00	0.00	35,359.51	0.00
X-F	04/01/22 - 04/30/22	30	0.00	17,680.49	0.00	17,680.49	0.00	0.00	0.00	17,680.49	0.00
X-G	04/01/22 - 04/30/22	30	0.00	52,971.74	0.00	52,971.74	0.00	0.00	0.00	52,971.74	0.00
A-3FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FL	04/18/22 - 05/16/22	29	0.00	108,266.33	0.00	108,266.33	0.00	0.00	0.00	108,266.33	0.00
A-S	04/01/22 - 04/30/22	30	0.00	256,876.71	0.00	256,876.71	0.00	0.00	0.00	256,876.71	0.00
B	04/01/22 - 04/30/22	30	0.00	255,036.79	0.00	255,036.79	0.00	0.00	0.00	255,036.79	0.00
C	04/01/22 - 04/30/22	30	0.00	136,968.43	0.00	136,968.43	0.00	0.00	0.00	136,968.43	0.00
D	04/01/22 - 04/30/22	30	0.00	121,212.84	0.00	121,212.84	0.00	0.00	0.00	121,212.84	0.00
E	04/01/22 - 04/30/22	30	0.00	59,097.54	0.00	59,097.54	0.00	0.00	0.00	59,097.54	0.00
F	04/01/22 - 04/30/22	30	0.00	29,550.00	0.00	29,550.00	0.00	0.00	0.00	29,550.00	0.00
G	04/01/22 - 04/30/22	30	250,288.45	88,533.44	0.00	88,533.44	12,803.79	0.00	0.00	75,729.65	263,708.58
Totals			250,288.45	3,204,653.73	0.00	3,204,653.73	12,803.79	0.00	0.00	3,191,849.94	263,708.58

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

	Additional Information

Total Available Distribution Amount (1)	4,322,249.41
Benchmark: LIBOR 1-Month
Current Period	0.554140
Next Period	0.886710
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,309,692.53	Master Servicing Fee	11,806.24
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,179.34
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	348.36
ARD Interest	0.00	Operating Advisor Fee	1,915.98
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	590.12
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,309,692.53	Total Fees	19,050.03

Principal		Expenses/Reimbursements
Scheduled Principal	1,130,399.47	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	11,925.06
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	878.73
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,130,399.47	Total Expenses/Reimbursements	12,803.79

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,191,849.94
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,130,399.47
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	85,988.79
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,408,238.20
Total Funds Collected	4,440,092.00	Total Funds Distributed	4,440,092.02

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	836,063,910.34	836,063,910.34	Beginning Certificate Balance	836,063,910.34
(-) Scheduled Principal Collections	1,130,399.47	1,130,399.47	(-) Principal Distributions	1,130,399.47
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	834,933,510.87	834,933,510.87	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	836,283,150.07	836,283,150.07	Ending Certificate Balance	834,933,510.87
Ending Actual Collateral Balance	835,175,319.65	835,175,319.65

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.72%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	12	46,142,652.78	5.53%	41	4.9959	NAP	Defeased	12	46,142,652.78	5.53%	41	4.9959	NAP
1,000,000 or less	1	829,313.19	0.10%	42	3.9200	2.320000	1.20 or less	25	199,278,136.53	23.87%	42	4.8220	0.403573
1,000,001 to 2,000,000	17	24,838,565.45	2.97%	43	4.4670	1.445390	1.21 to 1.30	6	33,609,144.50	4.03%	43	4.5894	1.240396
2,000,001 to 3,000,000	11	28,282,434.00	3.39%	43	4.6268	1.579563	1.31 to 1.40	8	47,242,467.49	5.66%	43	4.4251	1.360605
3,000,001 to 4,000,000	18	62,243,902.44	7.45%	43	4.4937	1.470191	1.41 to 1.50	10	82,773,124.95	9.91%	43	5.0609	1.452684
4,000,001 to 5,000,000	10	44,603,507.99	5.34%	43	4.7801	1.494610	1.51 to 1.60	5	33,467,660.64	4.01%	41	4.8057	1.577190
5,000,001 to 6,000,000	3	16,012,371.93	1.92%	43	4.9362	1.196858	1.61 to 1.70	6	21,816,944.33	2.61%	43	4.6690	1.627836
6,000,001 to 7,000,000	2	12,956,977.77	1.55%	40	4.4695	0.902346	1.71 to 1.80	6	66,409,672.61	7.95%	44	4.6378	1.731809
7,000,001 to 8,000,000	4	30,557,163.36	3.66%	43	4.9031	1.501825	1.81 to 1.90	6	148,400,678.77	17.77%	43	4.8244	1.839037
8,000,001 to 9,000,000	4	34,640,873.68	4.15%	43	4.8906	1.722642	1.91 to 2.00	3	17,042,981.62	2.04%	42	4.7693	1.973572
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 3.00	15	135,242,668.62	16.20%	43	4.5144	2.385161
10,000,001 to 15,000,000	8	101,983,433.50	12.21%	43	4.8220	1.584848	3.01 to 3.50	1	3,507,378.03	0.42%	42	4.0500	3.450000
15,000,001 to 20,000,000	6	107,805,788.44	12.91%	43	4.9211	1.437832	3.51 to 4.00	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	2	57,346,394.56	6.87%	43	4.4872	0.883146	4.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	3	126,365,131.78	15.13%	43	4.6295	2.217596	Totals	103	834,933,510.87	100.00%	43	4.7504	1.470289
50,000,001 to 80,000,000	1	59,000,000.00	7.07%	42	5.1200	(0.401000)
80,000,001 or greater	1	81,325,000.00	9.74%	43	4.6100	1.847200
Totals	103	834,933,510.87	100.00%	43	4.7504	1.470289
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	14	46,142,652.78	5.53%	41	4.9959	NAP	Tennessee	1	8,965,124.96	1.07%	42	4.6200	1.497600
Alabama	1	3,346,277.52	0.40%	42	5.0200	1.116900	Texas	16	105,386,521.88	12.62%	43	4.6910	1.771354
Arizona	1	5,608,689.94	0.67%	43	5.1800	1.234800	Utah	1	3,839,025.89	0.46%	43	4.9600	1.845100
California	5	80,411,065.59	9.63%	43	4.4243	2.280138	Washington, DC	1	2,732,890.30	0.33%	44	4.6400	1.849700
Colorado	1	3,408,865.25	0.41%	42	4.9400	1.215900	Wisconsin	6	5,562,356.31	0.67%	42	5.3956	0.533967
Delaware	1	27,346,394.56	3.28%	42	4.5500	(0.029100)	Totals	143	834,933,510.87	100.00%	43	4.7504	1.470289
Florida	6	48,056,394.43	5.76%	43	4.9411	1.512837
									Property Type³
Georgia	2	16,108,506.42	1.93%	44	4.8427	2.441644
Illinois	20	86,901,047.47	10.41%	44	4.8064	1.687846		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Indiana	12	42,076,173.28	5.04%	43	5.0672	1.446331		Properties	Balance	Agg. Bal.			DSCR¹
Iowa	2	6,317,656.34	0.76%	43	5.2060	1.342305	Defeased	14	46,142,652.78	5.53%	41	4.9959	NAP
Kansas	1	19,768,168.89	2.37%	40	4.6700	1.602000	Industrial	21	84,639,308.27	10.14%	44	4.9911	2.011512
Kentucky	1	7,631,570.39	0.91%	44	5.0000	2.012100	Lodging	6	113,741,434.03	13.62%	42	4.9410	0.226779
Louisiana	2	20,993,918.99	2.51%	44	5.1844	1.406482	Mixed Use	4	15,542,901.64	1.86%	43	4.9089	1.623868
Maryland	1	3,207,178.18	0.38%	42	4.5800	0.820000	Mobile Home Park	3	5,705,765.75	0.68%	44	5.4328	1.731367
Michigan	6	33,352,514.68	3.99%	44	4.9059	1.783100	Multi-Family	32	144,140,377.56	17.26%	43	4.3561	1.533061
Nevada	2	17,061,829.60	2.04%	44	4.7729	1.242900	Office	10	127,484,074.00	15.27%	42	4.4405	1.950779
New Jersey	4	48,449,073.43	5.80%	42	4.7692	1.889344	Other	1	18,891,072.05	2.26%	44	5.1000	1.410400
New Mexico	1	19,976,263.68	2.39%	43	4.8900	1.205400	Retail	44	240,432,822.95	28.80%	43	4.8685	1.477357
New York	28	141,120,699.62	16.90%	42	4.4552	0.603164	Self Storage	8	38,213,101.84	4.58%	42	4.7934	1.792154
North Carolina	1	4,191,428.54	0.50%	37	4.9400	2.176900	Totals	143	834,933,510.87	100.00%	43	4.7504	1.470289
Ohio	2	7,839,140.64	0.94%	43	4.9761	1.692358
Oklahoma	1	4,261,768.56	0.51%	42	5.0200	1.116900
Oregon	1	4,967,271.85	0.59%	44	5.0700	1.934500
South Carolina	2	9,903,040.90	1.19%	44	5.3828	1.332629

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	46,142,652.78	5.53%	41	4.9959	NAP	Defeased	12	46,142,652.78	5.53%	41	4.9959	NAP
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	21	69,678,141.08	8.35%	43	3.9042	1.262455	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	6	57,629,109.63	6.90%	43	4.0682	2.550246	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	2	43,989,630.13	5.27%	44	4.4427	1.598718	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	16	232,856,073.58	27.89%	42	4.6371	1.557370	49 months or greater	91	788,790,858.09	94.47%	43	4.7361	1.459408
	4.751% to 5.000%	20	146,523,786.64	17.55%	43	4.9082	1.697844	Totals	103	834,933,510.87	100.00%	43	4.7504	1.470289
	5.001% to 5.250%	18	194,527,256.01	23.30%	43	5.1440	0.873353
	5.251% to 5.750%	7	42,017,124.90	5.03%	44	5.3542	1.483692
	5.751% or greater	1	1,569,736.12	0.19%	44	5.9200	1.438200
	Totals	103	834,933,510.87	100.00%	43	4.7504	1.470289
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	46,142,652.78	5.53%	41	4.9959	NAP	Defeased	12	46,142,652.78	5.53%	41	4.9959	NAP
	60 months or less	91	788,790,858.09	94.47%	43	4.7361	1.459408	Interest Only	4	149,325,000.00	17.88%	43	4.5938	1.894965
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	180 months or less	4	20,864,209.29	2.50%	44	4.5138	1.419623
	Totals	103	834,933,510.87	100.00%	43	4.7504	1.470289	181 months to 240 months	6	70,110,141.96	8.40%	42	5.0285	(0.042600)
								241 months to 300 months	72	534,386,136.17	64.00%	43	4.7681	1.551351
								301 months to 420 months	5	14,105,370.67	1.69%	43	3.9048	0.889665
								421 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	103	834,933,510.87	100.00%	43	4.7504	1.470289
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	12	46,142,652.78	5.53%	41	4.9959	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	59	578,748,506.26	69.32%	43	4.8254	1.735708
	13 to 24 months	30	203,494,431.61	24.37%	42	4.4828	0.676710
	25 months or greater	2	6,547,920.22	0.78%	43	4.7171	1.362665
	Totals	103	834,933,510.87	100.00%	43	4.7504	1.470289
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310932349	RT	Various	TX	Actual/360	4.610%	312,423.54	0.00	0.00	N/A	12/11/25	--	81,325,000.00	81,325,000.00	05/11/22
2	300571462	LO	Melville	NY	Actual/360	5.120%	251,733.33	0.00	0.00	N/A	11/06/25	--	59,000,000.00	59,000,000.00	05/06/22
3	310932160	OF	Redwood City	CA	Actual/360	4.070%	165,739.70	74,990.14	0.00	N/A	12/11/25	--	48,866,743.44	48,791,753.30	05/11/22
4	310932458	IN	Various	Various	Actual/360	5.210%	179,903.28	63,076.85	0.00	N/A	01/11/26	--	41,436,455.33	41,373,378.48	05/11/22
5	310931549	IN	Newark	NJ	Actual/360	4.720%	142,386.67	0.00	0.00	N/A	12/11/25	--	36,200,000.00	36,200,000.00	05/11/22
6	310933274	OF	Chicago	IL	Actual/360	4.430%	110,750.00	0.00	0.00	N/A	01/11/26	--	30,000,000.00	30,000,000.00	05/11/22
7	300571444	LO	Newark	DE	Actual/360	4.550%	103,855.04	43,946.51	0.00	N/A	11/06/25	--	27,390,341.07	27,346,394.56	05/06/22
9	310931304	RT	Albuquerque	NM	Actual/360	4.890%	81,526.32	30,196.27	0.00	N/A	12/11/25	--	20,006,459.95	19,976,263.68	05/11/22
10	310929526	OF	Lenexa	KS	Actual/360	4.670%	77,053.64	31,481.96	0.00	N/A	09/11/25	--	19,799,650.85	19,768,168.89	05/11/22
11	300571480	98	Orlando	FL	Actual/360	5.100%	80,429.81	33,589.64	0.00	N/A	01/06/26	--	18,924,661.69	18,891,072.05	05/06/22
13	416000224	RT	Metairie	LA	Actual/360	5.150%	74,714.31	30,668.75	0.00	N/A	01/01/26	--	17,409,159.00	17,378,490.25	05/01/22
14	416000121	MF	Grand Rapids	MI	Actual/360	4.980%	69,028.85	30,057.15	0.00	N/A	01/01/26	--	16,633,458.17	16,603,401.02	05/01/22
15	470097610	MF	Chicago	IL	Actual/360	4.470%	52,426.99	84,729.03	0.00	N/A	01/01/26	--	14,074,359.16	13,989,630.13	05/01/22
16	305410016	Various Various		IN	Actual/360	5.300%	64,278.32	25,064.65	0.00	N/A	01/01/26	--	14,553,581.20	14,528,516.55	05/01/22
17	310932190	RT	Reno	NV	Actual/360	4.740%	60,075.86	20,686.08	0.00	N/A	01/11/26	--	15,209,078.63	15,188,392.55	05/11/22
18	300571470	MF	McDonough	GA	Actual/360	4.820%	59,141.16	22,369.45	0.00	N/A	01/06/26	--	14,723,941.04	14,701,571.59	05/06/22
19	305410019	MF	Indianapolis	IN	Actual/360	5.250%	65,369.60	18,565.36	0.00	N/A	01/01/26	--	14,941,623.92	14,923,058.56	05/01/22
20	470096010	MF	New York	NY	Actual/360	3.950%	38,959.74	25,102.79	0.00	N/A	11/01/25	--	11,835,871.19	11,810,768.40	05/01/22
21	310931266	LO	Ontario	CA	Actual/360	4.860%	45,698.36	20,867.20	0.00	N/A	12/11/25	--	11,283,546.29	11,262,679.09	04/11/22
22	310929990	SS	Boca Raton	FL	Actual/360	4.820%	42,294.81	16,077.31	0.00	N/A	12/11/25	--	10,529,828.21	10,513,750.90	05/11/22
23	305410023	SS	Various	Various	Actual/360	4.970%	42,530.12	15,382.51	0.00	N/A	11/06/25	--	10,268,840.79	10,253,458.28	05/06/22
24	300571456	RT	Madison	TN	Actual/360	4.620%	34,570.57	14,244.26	0.00	N/A	11/06/25	--	8,979,369.22	8,965,124.96	05/06/22
25	305410025	SS	Various	Various	Actual/360	4.550%	34,007.16	14,390.20	0.00	N/A	11/01/25	--	8,968,920.09	8,954,529.89	05/01/22
26	310931907	OF	Petaluma	CA	Actual/360	5.000%	35,959.26	13,589.38	0.00	N/A	01/11/26	--	8,630,222.58	8,616,633.20	05/11/22
27	416000223	RT	Greenville	SC	Actual/360	5.450%	36,870.39	13,666.31	0.00	N/A	01/01/26	--	8,118,251.94	8,104,585.63	05/01/22
28	600931465	RT	Loxahatchee	FL	Actual/360	4.690%	30,839.64	13,193.50	0.00	N/A	11/11/25	--	7,890,740.39	7,877,546.89	05/11/22
29	416000221	LO	Hebron	KY	Actual/360	5.000%	31,855.60	13,774.24	0.00	N/A	01/01/26	--	7,645,344.63	7,631,570.39	05/01/22
30	300571461	RT	Various	Various	Actual/360	5.020%	31,884.93	13,848.86	0.00	N/A	11/06/25	--	7,621,894.94	7,608,046.08	05/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
31	300571443	SS	Philadelphia	PA	Actual/360	4.830%	30,997.73	11,805.11	0.00	N/A	08/06/25	--	7,701,299.57	7,689,494.46	05/06/22
32	479064000	OF	Burlington	NJ	Actual/360	4.900%	27,931.11	12,934.85	0.00	N/A	07/01/25	--	6,840,272.28	6,827,337.43	08/01/21
33	310932012	LO	Carmel	IN	Actual/360	4.630%	24,547.30	17,695.48	0.00	N/A	09/11/25	--	6,362,151.76	6,344,456.28	05/11/22
34	410930395	RT	San Bernardino	CA	Actual/360	4.910%	30,442.00	0.00	0.00	N/A	12/11/25	--	7,440,000.00	7,440,000.00	05/11/22
35	470096640	MF	Long Beach	NY	Actual/360	3.990%	20,424.13	12,954.60	0.00	N/A	11/01/25	--	6,142,594.94	6,129,640.34	05/01/22
37	300571469	MF	Jacksonville	FL	Actual/360	5.130%	23,669.02	9,835.85	0.00	N/A	12/06/25	--	5,536,612.67	5,526,776.82	05/06/22
39	300571471	RT	Scottsdale	AZ	Actual/360	5.180%	24,245.72	8,078.97	0.00	N/A	12/06/25	--	5,616,768.91	5,608,689.94	05/06/22
40	600931770	MU	Royal Oak	MI	Actual/360	4.710%	20,500.50	9,874.98	0.00	N/A	12/11/25	--	5,223,057.71	5,213,182.73	05/11/22
41	410932854	MU	Portland	OR	Actual/360	5.070%	21,024.21	8,872.00	0.00	N/A	01/11/26	--	4,976,143.85	4,967,271.85	05/11/22
42	300571467	RT	Missouri City	TX	Actual/360	4.900%	21,222.74	6,905.78	0.00	N/A	12/06/25	--	5,197,405.04	5,190,499.26	05/06/22
43	310931720	RT	Waterloo	IA	Actual/360	4.970%	19,700.15	8,654.30	0.00	12/11/25	12/11/35	--	4,756,574.52	4,747,920.22	05/11/22
44	470097410	MF	White Plains	NY	Actual/360	3.870%	14,708.09	9,729.37	0.00	N/A	12/01/25	--	4,560,649.51	4,550,920.14	05/01/22
45	300571455	RT	Various	WI	Actual/360	5.430%	21,266.76	8,030.29	0.00	N/A	11/06/25	--	4,699,835.49	4,691,805.20	01/06/21
46	416000227	RT	Hilliard	OH	Actual/360	5.290%	19,934.47	7,799.72	0.00	N/A	01/01/26	--	4,521,995.92	4,514,196.20	05/01/22
47	305410047	LO	Hickory	NC	Actual/360	4.940%	17,303.09	11,751.89	0.00	N/A	06/01/25	--	4,203,180.43	4,191,428.54	05/01/22
48	300571473	LO	Round Rock	TX	Actual/360	5.080%	18,275.67	7,726.96	0.00	N/A	12/06/25	--	4,317,088.41	4,309,361.45	05/06/22
49	470097540	MF	New York	NY	Actual/360	3.850%	13,386.58	8,881.81	0.00	N/A	01/01/26	--	4,172,441.93	4,163,560.12	05/01/22
50	300571457	MH	Moyock	NC	Actual/360	5.040%	19,050.30	6,295.34	0.00	N/A	11/06/25	08/06/25	4,535,784.97	4,529,489.63	05/06/22
51	300571465	MH	Greenwood	IN	Actual/360	5.400%	18,051.18	10,226.86	0.00	N/A	12/06/25	--	4,011,373.18	4,001,146.32	05/06/22
52	470097060	MF	Forest Hills	NY	Actual/360	3.840%	13,350.58	5,011.35	0.00	N/A	11/01/25	--	4,172,055.62	4,167,044.27	05/01/22
53	470096270	MF	Brooklyn	NY	Actual/360	3.810%	12,486.86	8,506.85	0.00	N/A	11/01/25	--	3,932,868.03	3,924,361.18	05/01/22
54	470097470	MF	New York	NY	Actual/360	3.890%	12,682.53	8,281.22	0.00	N/A	01/01/26	--	3,912,347.64	3,904,066.42	05/01/22
55	300571477	SS	Louisville	KY	Actual/360	4.930%	17,002.11	6,589.93	0.00	N/A	10/06/25	--	4,138,445.30	4,131,855.37	05/06/22
56	416000226	IN	Camarillo	CA	Actual/360	5.310%	19,027.50	0.00	0.00	N/A	01/01/26	--	4,300,000.00	4,300,000.00	04/01/22
57	300571446	LO	Austin	TX	Actual/360	5.350%	16,477.44	9,544.52	0.00	N/A	08/06/25	--	3,695,874.22	3,686,329.70	05/06/22
58	410931878	SS	South Jordan	UT	Actual/360	4.960%	15,895.04	6,548.91	0.00	N/A	12/11/25	--	3,845,574.80	3,839,025.89	05/11/22
59	300571472	MH	Various	Various	Actual/360	5.030%	15,441.82	6,643.10	0.00	N/A	12/06/25	--	3,683,933.13	3,677,290.03	05/06/22
60	416000225	RT	Marrero	LA	Actual/360	5.350%	16,146.38	6,190.17	0.00	N/A	01/01/26	--	3,621,618.91	3,615,428.74	05/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
61	300571478	RT	Rochester	NY	Actual/360	5.200%	15,649.91	6,314.53	0.00	N/A	01/06/26	--	3,611,516.74	3,605,202.21	05/06/22
62	470096840	MF	Yonkers	NY	Actual/360	3.970%	11,054.63	9,992.64	0.00	N/A	12/01/25	--	3,341,449.19	3,331,456.55	05/01/22
63	470096820	MF	Flushing	NY	Actual/360	4.050%	11,862.21	7,349.88	0.00	N/A	11/01/25	--	3,514,727.91	3,507,378.03	05/01/22
65	410927412	RT	Indianapolis	IN	Actual/360	4.670%	13,670.14	6,680.28	0.00	N/A	12/11/25	--	3,512,670.28	3,505,990.00	05/11/22
66	479063200	OF	Houston	TX	Actual/360	4.510%	13,049.98	6,987.57	0.00	N/A	06/01/25	--	3,472,279.62	3,465,292.05	05/01/22
67	470097650	MF	Hartsdale	NY	Actual/360	3.840%	10,517.54	7,041.36	0.00	N/A	12/01/25	--	3,286,730.99	3,279,689.63	05/01/22
68	305410068	SS	Brownsburg; Pittsboro	IN	Actual/360	4.550%	13,250.47	5,606.97	0.00	N/A	11/01/25	--	3,494,629.69	3,489,022.72	05/01/22
69	479066900	RT	San Antonio	TX	Actual/360	5.070%	14,471.43	5,333.12	0.00	N/A	01/01/26	--	3,425,190.81	3,419,857.69	05/01/22
70	300571459	RT	Lafayette	CO	Actual/360	4.940%	14,054.32	5,139.46	0.00	N/A	11/06/25	--	3,414,004.71	3,408,865.25	05/06/22
71	470097390	MF	New Rochelle	NY	Actual/360	3.940%	10,403.24	6,659.42	0.00	N/A	01/01/26	--	3,168,498.23	3,161,838.81	05/01/22
72	600931600	MU	Ann Arbor	MI	Actual/360	4.720%	12,645.03	6,069.23	0.00	N/A	12/11/25	--	3,214,839.12	3,208,769.89	05/11/22
73	470097260	MF	Jackson Heights	NY	Actual/360	3.910%	10,599.79	3,832.76	0.00	N/A	12/01/25	--	3,253,132.08	3,249,299.32	05/01/22
74	410931846	MF	Washington	DC	Actual/360	4.640%	10,612.78	11,795.32	0.00	N/A	01/11/26	--	2,744,685.62	2,732,890.30	05/11/22
75	305410075	RT	Bradenton	FL	Actual/360	4.920%	12,820.61	5,797.40	0.00	N/A	10/01/25	--	3,126,977.28	3,121,179.88	05/01/22
76	479065800	OF	Columbia	MD	Actual/360	4.580%	12,260.31	5,128.98	0.00	N/A	11/01/25	--	3,212,307.16	3,207,178.18	05/01/22
77	470097080	MF	Mount Kisco	NY	Actual/360	3.760%	8,096.63	12,079.27	0.00	N/A	11/01/25	--	2,584,032.01	2,571,952.74	05/01/22
78	305410078	RT	Algonac	MI	Actual/360	5.250%	12,652.15	5,018.37	0.00	N/A	01/01/26	--	2,891,921.07	2,886,902.70	05/01/22
79	470097280	MF	Forest Hills	NY	Actual/360	3.910%	9,388.39	3,394.72	0.00	N/A	12/01/25	--	2,881,346.03	2,877,951.31	05/01/22
80	410932031	IN	Troy	MI	Actual/360	4.770%	11,015.21	5,193.25	0.00	N/A	12/11/25	--	2,771,123.04	2,765,929.79	05/11/22
81	470097690	MF	Bronx	NY	Actual/360	3.900%	9,070.08	3,282.14	0.00	N/A	01/01/26	--	2,790,794.76	2,787,512.62	05/01/22
82	416000219	MF	Clinton Township	MI	Actual/360	4.820%	10,762.03	5,014.22	0.00	N/A	11/01/25	--	2,679,342.77	2,674,328.55	05/01/22
84	410927042	RT	Bolingbrook	IL	Actual/360	4.660%	9,369.10	4,053.04	0.00	N/A	11/11/25	--	2,412,643.01	2,408,589.97	05/11/22
85	305410085	MH	La Porte	TX	Actual/360	5.420%	10,236.69	3,832.81	0.00	N/A	01/01/26	--	2,266,425.39	2,262,592.58	05/01/22
86	600928820	OF	Spring	TX	Actual/360	5.020%	9,635.36	3,385.32	0.00	N/A	01/11/26	--	2,303,273.86	2,299,888.54	05/11/22
87	300571460	RT	Houston	TX	Actual/360	5.020%	8,440.13	3,665.87	0.00	N/A	11/06/25	--	2,017,560.77	2,013,894.90	05/06/22
88	610932433	MH	Boulder City	NV	Actual/360	5.040%	7,882.55	3,361.21	0.00	N/A	01/11/26	--	1,876,798.26	1,873,437.05	05/11/22
89	600931981	RT	Charleston	SC	Actual/360	5.080%	7,627.04	3,207.39	0.00	N/A	01/11/26	--	1,801,662.66	1,798,455.27	05/11/22
90	470097770	MF	Brooklyn	NY	Actual/360	3.850%	5,625.22	3,750.94	0.00	N/A	12/01/25	--	1,753,314.93	1,749,563.99	05/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
91	300571463	SS	Middlebury	VT	Actual/360	4.980%	7,554.02	2,890.18	0.00	N/A	09/06/25	--	1,820,245.04	1,817,354.86	05/06/22
92	305410092	MH	West Burlington	IA	Actual/360	5.920%	7,774.16	6,106.40	0.00	N/A	01/01/26	--	1,575,842.52	1,569,736.12	05/01/22
93	410931892	RT	Egg Harbor Township	NJ	Actual/360	4.850%	6,718.54	4,511.20	0.00	N/A	12/11/25	--	1,662,319.47	1,657,808.27	05/11/22
95	300571474	MU	Amsterdam	NY	Actual/360	5.050%	7,165.99	2,659.85	0.00	N/A	10/06/25	--	1,702,809.10	1,700,149.25	05/06/22
96	470096560	MF	Bronx	NY	Actual/360	4.050%	6,075.00	0.00	0.00	N/A	11/01/25	--	1,800,000.00	1,800,000.00	05/01/22
97	470098040	MF	Great Neck	NY	Actual/360	3.980%	5,258.99	3,313.74	0.00	N/A	01/01/26	--	1,585,625.12	1,582,311.38	05/01/22
98	470097000	MF	Rockville Centre	NY	Actual/360	3.950%	5,194.63	3,347.04	0.00	N/A	11/01/25	--	1,578,116.20	1,574,769.16	05/01/22
99	300571466	SS	Upper Darby	PA	Actual/360	4.980%	7,018.72	2,514.96	0.00	N/A	09/06/25	--	1,691,258.31	1,688,743.35	05/06/22
100	470097910	MF	Brooklyn	NY	Actual/360	3.930%	4,899.10	3,148.51	0.00	N/A	01/01/26	--	1,495,909.45	1,492,760.94	05/01/22
101	470096710	MF	Flushing	NY	Actual/360	4.050%	4,912.94	3,012.05	0.00	N/A	01/01/26	--	1,455,684.90	1,452,672.85	05/01/22
102	470095470	MF	Brooklyn	NY	Actual/360	3.950%	4,627.31	2,965.29	0.00	N/A	12/01/25	--	1,405,766.23	1,402,800.94	05/01/22
103	305410103	RT	Warner Robins	GA	Actual/360	5.080%	5,966.77	2,538.26	0.00	N/A	11/01/25	--	1,409,473.09	1,406,934.83	05/01/22
105	300571464	SS	Salisbury	MA	Actual/360	4.880%	5,497.11	2,180.81	0.00	N/A	09/06/25	--	1,351,747.52	1,349,566.71	05/06/22
107	470096780	MF	Mamaroneck	NY	Actual/360	3.920%	3,720.69	2,425.90	0.00	N/A	11/01/25	--	1,138,985.53	1,136,559.63	05/01/22
108	479064500	RT	Corpus Christi	TX	Actual/360	4.770%	4,385.13	3,041.36	0.00	N/A	11/01/25	--	1,103,176.77	1,100,135.41	05/01/22
109	305410109	SS	Palm Bay	FL	Actual/360	5.050%	4,903.90	1,968.79	0.00	N/A	11/01/25	--	1,165,282.95	1,163,314.16	05/01/22
110	470097510	MF	Garden City	NY	Actual/360	4.020%	3,537.42	2,205.41	0.00	N/A	12/01/25	--	1,055,947.71	1,053,742.30	05/01/22
111	470095080	MF	New York	NY	Actual/360	4.150%	3,543.82	1,156.65	0.00	N/A	10/01/25	--	1,024,719.80	1,023,563.15	05/01/22
112	470097100	MF	Bronxville	NY	Actual/360	3.920%	2,717.31	2,516.99	0.00	N/A	11/01/25	--	831,830.18	829,313.19	05/01/22
Totals							3,309,692.53	1,130,399.47	0.00				836,063,910.34	834,933,510.87
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	7,680,401.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	336,486.21	(1,009,450.07)	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	1,960,754.69	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,731,306.20	1,404,593.62	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,973,307.16	0.00	--	--	--	0.00	0.00	0.00	0.00	2,403.00	0.00
6	10,198,361.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	200,375.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,805,854.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,238,647.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,942,420.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,874,783.73	474,292.10	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,169,106.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,028,455.00	2,213,984.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,788,461.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,286,657.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,536,741.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,320,315.08	269,151.88	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,165,002.00	1,070,832.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,446,463.00	0.00	--	--	01/11/22	0.00	0.00	66,518.55	66,518.55	0.00	0.00
22	1,302,006.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	920,889.00	1,048,992.75	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	928,684.19	567,776.96	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,160,935.15	295,430.18	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,183,381.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	868,501.85	245,883.63	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	462,552.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	1,200,701.54	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	153,242.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	664,116.00	359,354.00	01/01/20	12/31/20	--	0.00	0.00	40,369.20	161,972.52	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	856,976.48	171,535.85	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	385,375.00	461,196.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	527,950.24	129,849.42	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	418,998.41	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	746,566.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	362,105.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	351,242.00	01/01/16	09/30/16	--	0.00	0.00	0.00	0.00	0.00	0.00
44	517,867.00	519,190.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
45	417,690.27	133,635.44	01/01/21	09/30/21	10/12/21	0.00	0.00	29,249.48	468,432.38	63,719.36	0.00
46	551,367.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	858,356.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	618,321.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	265,512.00	223,030.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	252,758.00	263,635.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
53	341,796.00	307,550.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
54	198,066.00	311,439.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	548,874.66	416,644.78	01/01/21	09/30/21	--	0.00	0.00	19,009.58	19,009.58	48,274.83	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	506,788.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	405,993.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
61	0.00	16,088.00	01/01/21	03/31/21	03/11/22	23,375.81	2,455.33	0.00	0.00	0.00	0.00
62	473,765.00	393,529.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
63	828,364.00	795,568.00	12/31/19	12/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	122,424.12	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
66	443,424.00	388,983.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	236,438.00	294,719.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
68	408,029.75	117,596.30	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
69	421,519.00	258,037.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
70	299,478.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
71	183,977.00	186,000.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
72	436,600.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	192,373.00	56,816.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
74	644,179.08	129,597.75	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
75	465,752.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
76	395,713.00	181,960.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
77	437,286.00	321,469.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
78	258,673.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
79	245,377.00	247,403.00	10/01/19	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
80	537,240.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
81	91,010.00	53,542.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
82	601,926.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
84	203,654.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
85	410,559.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
86	134,040.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
87	0.00	48,625.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
88	169,389.32	40,279.07	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
89	65,884.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
90	215,055.00	245,779.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
91	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
92	253,311.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
93	235,087.09	59,786.84	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
95	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
96	94,824.00	110,658.00	01/01/18	12/31/18	--	0.00	0.00	0.00	0.00	0.00	0.00
97	110,799.00	82,740.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
98	140,656.00	129,103.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
99	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
100	160,553.00	72,999.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
101	138,907.00	138,907.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
102	174,799.00	146,714.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
103	188,838.00	46,691.57	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
105	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
107	161,491.00	206,286.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
108	169,019.00	114,482.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
109	131,989.30	99,542.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	1,653.41	0.00
110	167,431.00	183,349.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
111	56,191.00	46,352.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
112	165,652.00	145,915.00	11/01/19	10/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	75,263,282.95	19,907,978.58				23,375.81	2,455.33	155,146.81	715,933.03	116,050.60	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/22	0	0.00	0	0.00	2	11,519,142.63	0	0.00	1	4,691,805.20	0	0.00	0	0.00	0	0.00	4.750438%	4.714919%	43
04/18/22	0	0.00	0	0.00	2	11,540,107.77	0	0.00	1	4,699,835.49	1	11,283,546.29	0	0.00	0	0.00	4.750392%	4.714855%	44
03/17/22	0	0.00	0	0.00	3	22,862,158.06	0	0.00	1	4,707,122.82	0	0.00	0	0.00	2	5,945,591.16	4.750341%	4.714788%	45
02/17/22	0	0.00	0	0.00	3	22,909,982.28	0	0.00	1	4,716,500.52	0	0.00	0	0.00	1	1,776,830.24	4.743166%	4.707207%	46
01/18/22	0	0.00	0	0.00	3	22,948,117.49	0	0.00	1	4,723,710.29	0	0.00	0	0.00	0	0.00	4.743482%	4.707548%	47
12/17/21	0	0.00	1	6,890,554.06	2	16,095,535.79	0	0.00	1	4,730,886.50	0	0.00	0	0.00	1	1,325,168.10	4.743427%	4.707476%	48
11/18/21	1	6,903,231.82	1	6,448,793.65	2	16,123,845.92	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.741934%	4.705882%	49
10/18/21	1	6,465,259.80	1	6,914,920.66	2	16,149,792.23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.741878%	4.703542%	50
09/17/21	2	11,227,499.33	0	0.00	2	16,177,876.47	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.741826%	4.703472%	51
08/17/21	0	0.00	1	6,939,086.20	2	16,203,590.36	0	0.00	0	0.00	0	0.00	0	0.00	1	1,167,957.88	4.741770%	4.703399%	52
07/16/21	2	14,713,154.58	0	0.00	3	17,444,246.38	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.741854%	4.703392%	53
06/17/21	1	6,963,057.86	0	0.00	3	17,475,140.96	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.741802%	4.703323%	54
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
21	310931266	04/11/22	0	A	66,518.55	66,518.55	0.00	11,283,546.29	07/17/20	9
32	479064000	08/01/21	8	3	40,369.20	161,972.52	0.00	6,927,499.33	03/08/21	0
45	300571455	01/06/21	15	6	29,249.48	468,432.38	116,791.29	4,812,584.88	06/18/20	7			12/01/21
56	416000226	04/01/22	0	B	19,009.58	19,009.58	48,274.83	4,300,000.00
Totals					155,146.81	715,933.03	165,066.12	27,323,630.50
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		830,185,591	818,666,448	6,827.337		4,691,805
49 - 60 Months		0	0	0		0
> 60 Months		4,747,920	4,747,920	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-22	834,933,511	823,414,368	0	0	6,827,337	4,691,805
Apr-22	836,063,910	824,523,803	0	0	6,840,272	4,699,835
Mar-22	837,108,843	814,246,685	0	0	18,155,035	4,707,123
Feb-22	844,352,861	821,442,879	0	0	18,193,482	4,716,501
Jan-22	847,180,174	824,232,057	0	0	18,224,407	4,723,710
Dec-21	848,226,424	825,240,334	0	6,890,554	11,364,649	4,730,887
Nov-21	850,678,882	821,203,010	6,903,232	6,448,794	16,123,846	0
Oct-21	851,719,008	822,189,035	6,465,260	6,914,921	16,149,792	0
Sep-21	852,837,843	825,432,467	11,227,499	0	16,177,876	0
Aug-21	853,869,268	830,726,592	0	6,939,086	16,203,590	0
Jul-21	856,111,593	823,954,192	14,713,155	0	17,444,246	0
Jun-21	857,221,178	832,782,979	6,963,058	0	17,475,141	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
21	310931266	11,262,679.09	11,283,546.29	15,500,000.00	11/16/21	1,299,498.00	1.62680	12/31/21	12/11/25	282
32	479064000	6,827,337.43	6,927,499.33	10,650,000.00	05/27/15	334,886.00	0.68000	12/31/20	07/01/25	277
45	300571455	4,691,805.20	4,812,584.88	6,620,000.00	09/04/21	77,980.94	0.29570	09/30/21	11/06/25	281
61	300571478	3,605,202.21	3,605,202.21	3,700,000.00	03/01/22	6,788.00	0.06900	03/31/21	01/06/26	283
Totals		26,387,023.93	26,628,832.71	36,470,000.00		1,719,152.94

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Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
21	310931266	LO	CA	07/17/20	9
Loan transferred for Monetary Default as a result of the COVID-19 pandemic. Borrower brought the loan current. Loan in process of return to Master Servicer.

32	479064000	OF	NJ	03/08/21	0
Please refer to Servicer Reports for comments.

45	300571455	RT	WI	06/18/20	7
Loan transferred for Monetary Default as a result of the Covid-19 pandemic. Collateral was foreclosed on 12/30/21. The business plan is currently being developed, anticipated disposition by 12/31/22.

61	300571478	RT	NY	08/03/18	2

Tops filed bankruptcy and requested reduced rent. The assumption of the lease, and reduced payment, was approved by the bankruptcy court. Borrower became delinquent on Monthly Payments due to a an increase in required Real Estate

Tax Reserve payments. S pecial Servicer is negotiating with Borrower on a bring current agreement to normalize tax payments. Borrower has not brought forth a plan to bring the loan current. Formal default letters have been sent. Lender will seek approval for foreclosure. Borrowe r filed a lawsuit seeking an injunction barring Lender from foreclosing. Lender is evaluating options and discussing settlement options with Borrower. Special Servicer conducted a mediation with Borrower.

Mediation was ultimately unsuccessful, however mea ningful negotiations with Borrower remain ongoing. Lender has not come to terms with Borrower and will move forward with approval to foreclose the Property.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	300571444	28,170,761.32	4.55000%	28,170,761.32 4.55000%		10	09/04/20	06/06/20	09/11/20
21	310931266	0.00	4.86000%	0.00	4.86000%	10	03/04/22	03/04/22	--
24	300571456	9,244,012.48	4.62000%	9,244,012.48 4.62000%		10	07/29/20	08/06/20	09/11/20
Totals		37,414,773.80		37,414,773.80
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
12	600929356 02/18/21	18,596,068.01	27,300,000.00	19,637,934.68	717,877.31	19,637,934.68	18,920,057.37	0.00	0.00	0.00	0.00	0.00%
106	479064900 08/17/21	1,215,052.72	2,645,000.00	0.00	0.00	0.00	0.00	47,094.84	0.00	0.00	47,094.84	3.36%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		19,811,120.73	29,945,000.00	19,637,934.68	717,877.31	19,637,934.68	18,920,057.37	47,094.84	0.00	0.00	47,094.84

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
12	600929356	02/18/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
106	479064900	08/17/21	0.00	0.00	47,094.84	0.00	0.00	47,094.84	0.00	0.00	47,094.84
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	47,094.84	0.00	0.00	47,094.84	0.00	0.00	47,094.84

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
21	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	456.30	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	1,425.06	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	0.00	0.00	422.43	0.00	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	11,925.06	0.00	878.73	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		12,803.79

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Supplemental Notes
None

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